SUPPLEMENT DATED SEPTEMBER 1, 2004 TO

                        PROSPECTUS DATED MAY 1, 2004 FOR

                  DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED BY

                  NATIONWIDE LIFE INSURANCE COMPANY THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT - 7


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE SEPTEMBER 1, 2004, THE FEDERATED INSURANCE SERIES - FEDERATED GROWTH STRATEGIES FUND II CHANGED ITS NAME. ALL REFERENCES IN YOUR PROSPECTUS TO FEDERATED INSURANCE SERIES - FEDERATED GROWTH STRATEGIES FUND II SHALL MEAN FEDERATED INSURANCE SERIES - FEDERATED MID CAP GROWTH STRATEGIES FUND II.

2. THE SUB-ADVISER INFORMATION RELATING TO THE GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I IS AMENDED AS FOLLOWS:

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------

Sub-advisers:                                    American Century Investment Management, Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
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